Asset Retirement Obligation (Reconciliation of The Beginning And Ending Aggregate Carrying Amounts Of The Asset Retirement Obligation) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Asset Retirement Obligation Disclosure [Line Items]
Balance, beginning	$ 194		$ 184
Accretion expense	10		10
Balance, ending	$ 204	[1]	$ 194

[1]	The difference between the $204,000 liability as of December 31, 2014 and the estimated undiscounted future payments of $720,000 is estimated inflation between December 31, 2014 and December 19, 2038.